Offerings - Offering: 1	Mar. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2075
Amount Registered | shares	192,803,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 192,803,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,519
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-270460)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.